Intangible Assets - Summary of Cost and Accumulated Amortization of Intangible Assets (Detail) - USD ($)			12 Months Ended
	Nov. 11, 2019	Jul. 05, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Beginning balance			$ 23,080,592
Impairment losses recognized	$ 23,000,000	$ 73,400	23,073,400	$ 0
Ending balance			2,845	23,080,592
Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance			23,116,470	113,575
Additions				23,002,895
Ending balance			23,116,470	23,116,470
Accumulated depreciation, amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance			35,878	29,523
Amortization expenses			4,347	6,355
Impairment losses recognized			23,073,400
Ending balance			23,113,625	35,878
Licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance			23,073,400
Ending balance				23,073,400
Licenses | Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance			23,073,400	73,400
Additions				23,000,000
Ending balance			23,073,400	23,073,400
Licenses | Accumulated depreciation, amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Impairment losses recognized			23,073,400
Ending balance			23,073,400
Computer Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance			7,192
Ending balance			2,845	7,192
Computer Software | Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance			43,070	40,175
Additions				2,895
Ending balance			43,070	43,070
Computer Software | Accumulated depreciation, amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance			35,878	29,523
Amortization expenses			4,347	6,355
Ending balance			$ 40,225	$ 35,878